U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI 53202

September 1, 2005

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:          Hotchkis and Wiley Funds (the “Trust”)
File Nos. 333-68740 and 811-10487

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the following Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated August 29, 2005, filed electronically as Post-Effective Amendment No. 11 to the Trust’s Registration Statement on Form N-1A on August 26, 2005:

•	Prospectuses for the A, C, R and I Class Shares.
•	Statement of Additional Information for the A, C, R and I Class Shares.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5348.

Sincerely yours,

/s/ Angela L. Pingel

Angela L. Pingel
for U.S. BANCORP FUND SERVICES, LLC